United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: March 31st, 2011

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	May 4th, 2011

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		53

Form 13F Information Table Value Total:		$114,405,252.19



                                     	Class	        		 Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol  		 X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B            	COM	BRKB            	18151	217035	0	0	SOLE	0	217035	0	0
Ford Motor Company                 	COM	F               	9102	610463	0	0	SOLE	0	610463	0	0
Marathon Oil Corporation           	COM	MRO             	6311	118374	0	0	SOLE	0	118374	0	0
Chicos Fas Inc                     	COM	CHS             	4536	304650	0	0	SOLE	0	304650	0	0
Verizon Communications             	COM	VZ              	4468	115931	0	0	SOLE	0	115931	0	0
Intl Business Machines Corp.       	COM	IBM             	4374	26820	0	0	SOLE	0	26820	0	0
Gannett Co.                        	COM	GCI             	4349	285575	0	0	SOLE	0	285575	0	0
Pfizer Incorporated                	COM	PFE             	4324	212894	0	0	SOLE	0	212894	0	0
Partnerre Ltd                      	COM	PRE             	4199	52997	0	0	SOLE	0	52997	0	0
Southwest Airlines Co              	COM	LUV             	3665	290218	0	0	SOLE	0	290218	0	0
Home Depot Inc                     	COM	HD              	3422	92346	0	0	SOLE	0	92346	0	0
Microsoft Corp                     	COM	MSFT            	3233	127319	0	0	SOLE	0	127319	0	0
Sprint Nextel Corporation          	COM	S               	2996	645642	0	0	SOLE	0	645642	0	0
General Electric Company           	COM	GE              	2980	148609	0	0	SOLE	0	148609	0	0
Intel Corp                         	COM	INTC            	2628	130213	0	0	SOLE	0	130213	0	0
Auto Data Processing               	COM	ADP             	2437	47503	0	0	SOLE	0	47503	0	0
Unumprovident Corp                 	COM	UNM             	2203	83925	0	0	SOLE	0	83925	0	0
Merck & Co Inc New                 	COM	MRK             	2115	64075	0	0	SOLE	0	64075	0	0
A T & T Inc. New                   	COM	T               	2053	67076	0	0	SOLE	0	67076	0	0
Johnson & Johnson                  	COM	JNJ             	1959	33063	0	0	SOLE	0	33063	0	0
Sanofi Aventis Adr                 	COM	80105N105       	1948	55323	0	0	SOLE	0	55323	0	0
J P Morgan Chase & Co.             	COM	JPM             	1889	40972	0	0	SOLE	0	40972	0	0
Bp P.L.C.                          	COM	BP              	1878	42548	0	0	SOLE	0	42548	0	0
U S G Corporation New              	COM	USG             	1753	105250	0	0	SOLE	0	105250	0	0
Whirlpool Corp                     	COM	WHR             	1624	19025	0	0	SOLE	0	19025	0	0
Morgan Stanley                     	COM	MS              	1454	53236	0	0	SOLE	0	53236	0	0
Lowes Companies Incorporated       	COM	LOW             	1432	54170	0	0	SOLE	0	54170	0	0
Hewlett-Packard Company            	COM	HPQ             	1321	32243	0	0	SOLE	0	32243	0	0
Exxon Mobil Corporation            	COM	XOM             	1156	13741	0	0	SOLE	0	13741	0	0
Apache Corp                        	COM	APA             	1114	8508	0	0	SOLE	0	8508	0	0
Dell, Inc.                         	COM	DELL            	950	65500	0	0	SOLE	0	65500	0	0
Proshares Tr Ultra Finl            	COM	UYG             	863	12340	0	0	SOLE	0	12340	0	0
Quantum Cp Dlt & Storag            	COM	QTM             	854	339034	0	0	SOLE	0	339034	0	0
Cemex Sa Adr New                   	COM	CX              	754	84418	0	0	SOLE	0	84418	0	0
Proshs Ultrashort Lehman           	COM	TBT             	718	19187	0	0	SOLE	0	19187	0	0
Johnson Controls Inc               	COM	JCI             	688	16556	0	0	SOLE	0	16556	0	0
Sears Holdings Corp                	COM	SHLD            	625	7561	0	0	SOLE	0	7561	0	0
Omnicom Group Inc                  	COM	OMC             	487	9918	0	0	SOLE	0	9918	0	0
Vanguard Emerging Market           	COM	VWO             	428	8750	0	0	SOLE	0	8750	0	0
C I T Group Inc Del                	COM	CIT             	408	9580	0	0	SOLE	0	9580	0	0
Philip Morris Intl Inc             	COM	PM              	395	6016	0	0	SOLE	0	6016	0	0
Potash Corp Sask Inc               	COM	POT             	376	6375	0	0	SOLE	0	6375	0	0
Apple Computer Inc                 	COM	AAPL            	338	970	0	0	SOLE	0	970	0	0
D T E Energy Company               	COM	DTE             	304	6207	0	0	SOLE	0	6207	0	0
Stryker Corp                       	COM	SYK             	234	3845	0	0	SOLE	0	3845	0	0
Transocean, Inc.                   	COM	RIG             	230	2957	0	0	SOLE	0	2957	0	0
Dow Chemical Company               	COM	DOW             	221	5843	0	0	SOLE	0	5843	0	0
Ev Tax Adv Glb Div Incm            	COM	ETG             	149	10000	0	0	SOLE	0	10000	0	0
ION Geophysical Corp.              	COM	IO              	140	11000	0	0	SOLE	0	11000	0	0
Citigroup                          	COM	C               	100	22580	0	0	SOLE	0	22580	0	0
Hyperdynamics Corp                 	COM	HDY             	46	10000	0	0	SOLE	0	10000	0	0
Nuveen Tax Adv Floating            	COM	JFP             	24	10000	0	0	SOLE	0	10000	0	0
Winning Brands Corp                	COM	WNBD            	0	25000	0	0	SOLE	0	25000	0	0